Financial instruments - Schedule of Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value of Financial Instruments [Line Items]
Unrealized loss on commodity contracts	$ 5,780	$ 15,502
Gain on derivative financial instruments	829	4,564
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Amortization of cash flow hedge	2,516	6,173
Commodity contracts | Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Unrealized loss on commodity contracts	$ (1,687)	$ (1,609)